VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—11.9%
Communication Services—3.4%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 2,814	$ 2,673
Health Care—1.9%
Cerevel Therapeutics Holdings, Inc. 144A 2.500%, 8/15/27(2)	1,352	1,506
Information Technology—6.6%
Splunk, Inc. 1.125%, 6/15/27	5,219	5,205
Total Convertible Bonds and Notes (Identified Cost $9,150)		9,384

Corporate Bonds and Notes—55.2%
Communication Services—4.2%
Allen Media LLC 144A 10.500%, 2/15/28(2)	451	209
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(2)	1,456	1,204
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(2)	575	564
Getty Images, Inc. 144A 9.750%, 3/1/27(2)(3)(4)	1,239	1,238
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	113	103
		3,318

Consumer Discretionary—15.4%
Aramark Services, Inc. 144A 5.000%, 4/1/25(2)	1,097	1,089
Carriage Services, Inc. 144A 4.250%, 5/15/29(2)	1,967	1,744
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	3,135	3,106
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(2)	426	429
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(2)	3,888	3,832
Valvoline, Inc. 144A 4.250%, 2/15/30(2)(3)	1,978	1,974
		12,174

Consumer Staples—0.6%
Vector Group Ltd. 144A 10.500%, 11/1/26(2)	472	475
Energy—18.6%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	2,249	2,240
California Resources Corp. 144A 7.125%, 2/1/26(2)	3,431	3,451
Callon Petroleum Co.
6.375%, 7/1/26	842	851
144A 8.000%, 8/1/28(2)	1,193	1,247
144A 7.500%, 6/15/30(2)(3)	579	612
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(2)	2,680	2,677
	Par Value	Value

Energy—continued
CSI Compressco LP 144A 7.500%, 4/1/25(2)	$ 1,911	$ 1,911
Petroleum Geo-Services AS 13.500%, 3/31/27	1,600	1,769
		14,758

Financials—9.0%
Intercontinental Exchange, Inc. 3.650%, 5/23/25	1,268	1,245
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	1,359	1,347
NFP Corp.
144A 4.875%, 8/15/28(2)	534	535
144A 6.875%, 8/15/28(2)	2,212	2,240
144A 8.500%, 10/1/31(2)	133	146
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	851	877
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	546	524
Verscend Escrow Corp. 144A 9.750%, 8/15/26(2)	218	219
		7,133

Health Care—1.6%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(2)	810	774
144A 3.500%, 4/1/30(2)(3)	491	468
		1,242

Industrials—3.8%
Bombardier, Inc. 144A 7.875%, 4/15/27(2)	222	222
IEA Energy Services LLC 144A 6.625%, 8/15/29(2)	764	733
La Financiere Atalian SASU 8.500%, 6/30/28	526EUR	389
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	1,694	1,681
		3,025

Materials—2.0%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	1,560	1,569
Total Corporate Bonds and Notes (Identified Cost $43,641)		43,694

Leveraged Loans—7.4%
Aerospace—1.9%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.250%) 9.563%, 1/15/27(5)	1,500	1,505
Health Care—2.1%
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 8.329%, 2/22/28(5)	800	801
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Verscend Holding Corp. Tranche B (1 month Term SOFR + 4.114%) 9.445%, 8/27/25(5)	$ 891	$ 891
		1,692

Media / Telecom - Wireless Communications—1.7%
Syniverse Holdings, Inc. (3 month Term SOFR + 9.000%) 12.302%, 5/13/27(5)	1,379	1,309
Retail—0.5%
Claire’s Stores, Inc. Tranche B (1 month Term SOFR + 6.600%) 11.930%, 12/18/26(5)	402	381
Service—1.2%
NFP Corp. (1 month Term SOFR + 3.364%) 8.695%, 2/16/27(5)	946	946
Total Leveraged Loans (Identified Cost $5,873)		5,833

	Shares
Closed-End Funds—4.0%
Equity Funds—4.0%
Ares Dynamic Credit Allocation Fund, Inc.	14,699	209
BlackRock MuniYield Quality Fund III, Inc.	7,499	86
Blackstone Senior Floating Rate 2027 Term Fund	8,995	129
Blackstone Strategic Credit 2027 Term Fund	11,153	133
First Trust Senior Floating Rate Income Fund II	19,676	204
Franklin Universal Trust	15,487	103
Invesco Municipal Opportunity Trust	79,618	775
Invesco Value Municipal Income Trust	9,217	110
Nuveen AMT-Free Quality Municipal Income Fund	30,071	333
Nuveen Municipal Credit Income Fund	68,635	840
Nuveen Municipal Value Fund, Inc.	24,298	211
Nuveen Preferred & Income Term Fund	3,841	74
		3,207

Total Closed-End Funds (Identified Cost $3,050)		3,207

Preferred Stocks—6.3%
Consumer Discretionary—0.3%
Fossil Group, Inc., 7.000%	20,031	226
Energy—2.7%
NuStar Energy LP Series A (3 month Term SOFR + 7.028%), 12.357%(5)	14,544	376
NuStar Energy LP Series B (3 month Term SOFR + 5.905%), 11.234%(5)	37,817	955
NuStar Energy LP Series C (3 month LIBOR + 6.880%), 12.471%(5)	5,114	130
NuStar Logistics LP (3 month Term SOFR + 6.996%), 12.310%(5)	25,603	643
		2,104

	Shares	Value

Industrials—3.3%
Textainer Group Holdings Ltd., 7.000%	93,841	$ 2,354
Textainer Group Holdings Ltd. Series B, 6.250%	11,822	297
		2,651

Total Preferred Stocks (Identified Cost $5,243)		4,981

Common Stock—0.0%
Financials—0.0%
Acropolis Infrastructure(6)(7)	6,145	—
Total Common Stock (Identified Cost $—)		—

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(7)	986	—(8)
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 07/31/29(7)	1,074	—(8)
ECARX Holdings, Inc., 12/21/27(7)	2,800	—(8)
Grove Collaborative Holdings, 06/16/27(7)	983	—(8)
Zapp Electric Vehicles Group Ltd., 03/03/28(7)	601	—(8)
		—(8)

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(7)	1,000	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(7)	3,082	1
AltEnergy Acquisition Corp., 11/10/28(7)	243	—(8)
Arrowroot Acquisition Corp., 03/02/26(7)	992	—(8)
CERo Therapeutics Holdings, Inc., 09/01/26(7)	240	—(8)
EVe Mobility Acquisition Corp., 12/31/28(7)	1,945	—(8)
FTAC Emerald Acquisition Corp., 08/22/28(7)	807	—(8)
GCM Grosvenor, Inc. Class A, 11/17/25(7)	4,103	2
Goal Acquisitions Corp., 02/11/26(7)	10,907	—(8)
Haymaker Acquisition Corp. 4, 09/12/28(7)	2,394	1
Inflection Point Acquisition Corp. II, 07/17/28(7)	2,574	—(8)
Kensington Capital Acquisition Corp. V, 08/13/28(7)	5,397	—(8)
Newbury Street Acquisition Corp., 12/31/27(7)	2,435	—(8)
Pyrophyte Acquisition Corp., 05/03/28(7)	326	—(8)
RMG Acquisition Corp. III, 12/31/27(7)	1,120	—(8)
Screaming Eagle Acquisition Corp. Class A, 12/15/27(7)	1,138	1
Slam Corp. Class A, 12/31/27(7)	217	—(8)
Spark I Acquisition Corp., 11/27/28(7)	4,547	1
Spring Valley Acquisition Corp. II, 02/25/26(7)	525	—(8)
Target Global Acquisition I Corp., 12/31/27(7)	480	—(8)
XBP Europe Holdings, Inc., 12/31/27(7)	1,227	—(8)
Zeo Energy Corp., 10/20/26(7)	282	—(8)
		6

Health Care—0.0%
Pear Therapeutics, Inc., 02/04/26(7)	1,433	—
Psyence Biomedical Ltd., 01/25/29(7)	733	—(8)
Tevogen Bio Holdings, Inc., 11/04/26(7)	325	—(8)
		—(8)

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Industrials—0.0%
Amprius Technologies, Inc., 03/02/27(7)	3,369	$ 1
Bridger Aerospace Group Holdings, Inc., 12/31/27(7)	2,200	—(8)
Freightos Ltd., 01/23/28(7)	208	—(8)
Getaround, Inc., 03/09/26(7)	458	—(8)
Volato Group, Inc., 12/03/28(7)	648	—(8)
		1

Information Technology—0.0%
FOXO Technologies, Inc., 08/01/27(7)	1,072	—(8)
LeddarTech Holdings, Inc., 09/21/28(7)	3,202	1
Near Intelligence, Inc., 07/08/27(7)	2,500	—(8)
		1

Total Warrants (Identified Cost $25)		8

	Shares/Units
Special Purpose Acquisition Companies—6.3%
Aimfinity Investment Corp. I(7)	2,209	25
Alchemy Investments Acquisition Corp. 1(7)	6,164	65
Alpha Star Acquisition Corp.(7)	5,677	64
AltC Acquisition Corp. Class A(7)	2,700	31
AP Acquisition Corp. Class A(7)	9,372	106
Bayview Acquisition Corp. Class A(7)	18,493	186
Bowen Acquisition Corp.(7)	3,946	41
Bukit Jalil Global Acquisition 1 Ltd.(7)	2,411	25
byNordic Acquisition Corp.(7)	2,964	33
Clean Energy Special Situations Corp.(7)	9,243	102
Colombier Acquisition Corp. II(7)	4,147	43
Concord Acquisition Corp. II Class A(7)	37,981	399
Direct Selling Acquisition Corp. Class A(7)	2,939	33
Distoken Acquisition Corp.(7)	2,872	31
ESH Acquisition Corp.(7)	4,387	—(8)
ESH Acquisition Corp. Class A(7)	4,387	46
EVe Mobility Acquisition Corp. Class A(7)	60,000	656
Evergreen Corp. Class A(7)	3,950	45
Fintech Ecosystem Development Corp. Class A(7)	2,433	27
Fortune Rise Acquisition Corp.(7)	22,119	246
Globalink Investment, Inc.(7)	7,142	78
Golden Star Acquisition Corp.(7)	2,386	25
Haymaker Acquisition Corp. 4(7)	4,788	50
Hudson Acquisition I Corp.(7)	2,376	25
Inflection Point Acquisition Corp. II Class A(7)	5,149	54
Integrated Rail & Resources Acquisition Corp. Class A(7)	3,434	38
Investcorp Europe Acquisition Corp. I Class A(7)	16,664	188
Investcorp India Acquisition Corp. Class A(7)	2,150	24
Iron Horse Acquisitions Corp.(7)	4,884	50
Keen Vision Acquisition Corp.(7)	10,544	110
Mountain & Co. I Acquisition Corp.(7)	8,108	93
Newbury Street Acquisition Corp.(7)	6,782	73
Oak Woods Acquisition Corp. Class A(7)	4,226	45
Patria Latin American Opportunity Acquisition Corp.(7)	14,119	159
Plum Acquisition Corp. I Class A(7)	9,431	105
Plutonian Acquisition Corp.(7)	4,024	43
PowerUp Acquisition Corp. Class A(7)	577	6
Project Energy Reimagined Acquisition Corp.(7)	25,614	270
Quetta Acquisition Corp.(7)	4,564	47
Quetta Acquisition Corp.(7)	456	1
RCF Acquisition Corp. Class A(7)	3,710	41
Rigel Resource Acquisition Corp. Class A(7)	43,094	481
	Shares/Units	Value
Roth CH Acquisition Co.(7)	4,341	$ 47
Slam Corp. Class A(7)	972	11
Spark I Acquisition Corp.(7)	9,094	93
Spring Valley Acquisition Corp. II(7)	1,051	—(8)
TenX Keane Acquisition Class A(7)	3,283	36
TLGY Acquisition Corp. Class A(7)	25,965	293
TMT Acquisition Corp.(7)	3,695	1
TMT Acquisition Corp. Class A(7)	3,695	40
TortoiseEcofin Acquisition Corp. III Class A(7)	18,868	203
Twelve Seas Investment Co. II Class A(7)	4,741	51
Valuence Merger Corp. I Class A(7)	513	6
Total Special Purpose Acquisition Companies (Identified Cost $4,792)		4,991

	Shares
Escrow Notes—1.0%
Financials—1.0%
Altaba, Inc. Escrow(7)	327,452	786
Total Escrow Notes (Identified Cost $637)		786

Total Long-Term Investments—92.1% (Identified Cost $72,411)		72,884

Short-Term Investments—4.1%
Money Market Mutual Funds—4.1%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.164%)(9)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.204%)(9)	1,347,943	1,348
Total Short-Term Investments (Identified Cost $3,248)		3,248

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(9)(10)	737,002	737
Total Securities Lending Collateral (Identified Cost $737)		737

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—97.2% (Identified Cost $76,396)		76,869

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Securities Sold Short—(0.5)%

	Par Value	Value
U.S. Government Security—(0.5)%
U.S. Treasury Note 3.250%, 6/30/29	$ (398)	$ (380)
Total Securities Sold Short (Identified Proceeds $(405))		(380)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—96.7% (Identified Cost $75,991)		$76,489
Other assets and liabilities, net—3.3%		2,647
NET ASSETS—100.0%		$79,136

Abbreviations:
AMT	Alternative Minimum Tax
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $40,422 or 51.1% of net assets.
(3)	All or a portion of security is on loan.
(4)	All or a portion of the shares have been committed as collateral for securities sold short. The value of securities segregated as collateral is $651.
(5)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	Amount is less than $500 (not in thousands).
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
USD	United States Dollar

Country Weightings†
United States	88%
Cayman Islands	5
Bermuda	3
Norway	2
Luxembourg	1
France	1
Total	100%
†% of total investments, net of securities sold short as of March 31, 2024.
Forward foreign currency exchange contracts as of March 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	653	EUR	596	JPM	06/12/24	$8	$—
Total						$8	$—
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.920% (0.600% + OBFR)	3 Month	JPM	04/28/25	$70	$4	$4	$—
Cartesian Growth Corp. II	Pay	6.530% (1.210% + OBFR)	1 Month	GS	02/06/25	276	3	3	—
Churchill Capital Corp. VII	Pay	6.030% (0.710% + OBFR)	1 Month	GS	12/10/24	1,392	27	27	—
Invesco Dynamic Credit Opportunities	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	2	— (3)	—	— (3)
Invesco Dynamic Credit Opportunities	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	02/28/25	21	— (3)	—	— (3)
Nuveen AMT-Free Municipal Credit Income Fund	Pay	6.030% (0.710% + OBFR)	1 Month	GS	02/12/25	1,354	14	14	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	6.530% (1.210% + OBFR)	1 Month	GS	07/30/24	71	4	4	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	11/25/24	6	1	1	—
Pershing Square Escrow(4)	Pay	6.530% (1.210% + OBFR)	1 Month	GS	10/02/24	—(3)	— (3)	—	— (3)
Pershing Tontine Spar(4)	Pay	6.530% (1.210% + OBFR)	1 Month	GS	10/02/24	—(3)	— (3)	— (3)	—
Saba Capital Income & Opportunities Fund	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	191	1	1	—
Saba Capital Income & Opportunities Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	07/22/24	3	— (3)	—	— (3)
							54	54	—(3)
Total							$54	$54	$— (3)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$9,384	$—	$9,384	$—
Corporate Bonds and Notes	43,694	—	43,694	—
Leveraged Loans	5,833	—	5,833	—
Equity Securities:
Closed-End Funds	3,207	3,207	—	—
Preferred Stocks	4,981	4,981	—	—
Common Stock	—(1)	—	—	—(1)
Warrants	8	8	—	—
Special Purpose Acquisition Companies	4,991	4,649	342	—
Escrow Notes	786	—	786	—
Money Market Mutual Funds	3,248	3,248	—	—
Securities Lending Collateral	737	737	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contract*	8	—	8	—
Over-the-Counter Total Return Swaps*	54	—	54	—(2)
Total Assets	76,931	16,830	60,101	—(2)
Liabilities:
Securities Sold Short:
U.S. Government Security	(380)	—	(380)	—
Other Financial Instruments:
Over-the-Counter Total Return Swaps*	—(2)	—	—	—(2)
Total Liabilities	(380)	—	(380)	—(2)
Total Investments, Net of Securities Sold Short	$76,551	$16,830	$59,721	$—(2)

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER CREDIT EVENT FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.